Unitholders' Deficit (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Units Authorized, Issued and Outstanding

	December 31, 2023
	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	4,639,557	4,109,961
Class B-1 Preferred Units	2,600,000	342,608
Class A Units	10,975,000	10,875,000
Class C Units	1,585,125	1,570,125

	December 31, 2022
	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	3,608,545	2,226,144
Class B-1 Preferred Units	2,600,000	342,608
Class A Units	10,975,000	10,875,000
Class C Units	1,585,125	1,585,125

	June 30, 2024		December 31, 2023
	Units Authorized	Units Issued and Outstanding	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	6,722,562	5,259,591	4,639,557	4,109,961
Class B-1 Preferred Units	2,600,000	342,608	2,600,000	342,608
Class A Units	10,975,000	10,875,000	10,975,000	10,875,000
Class C Units	1,585,125	1,570,125	1,585,125	1,570,125

Units Transactions

	Class B Preferred Units	Class B-1 Preferred Units	Class A Units	Class C Units
Balance – January 1, 2022:	671,254	—	10,875,000	453,125
Unit issuance	1,554,890	342,608	—	1,132,000
Balance – December 31, 2022	2,226,144	342,608	10,875,000	1,585,125
Unit issuance	1,748,684	—	—	—
Units forfeited	—	—	—	(15,000)
Unit conversions	135,133	—	—	—
Balance – December 31, 2023	4,109,961	342,608	10,875,000	1,570,125